Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income tax expense (benefit) at US statutory income tax rate					$ (5,182)	$ (30,746)
State income tax expense (benefit), net of federal benefit					(773)	(2,844)
Foreign rate differential					(304)	(179)
Goodwill impairment						16,624
Global intangible low-taxed income ("GILTI") inclusion					1,095	22
Transaction costs					260	507
Other permanent differences					78	136
Step-up on C Corp conversion						(1,578)
Change in valuation allowance					632	513
Provision to return adjustments					(166)
Effect of change in foreign tax rates					1,181
Other					(189)
Income tax expense (benefit)	$ (1,499)	$ (502)	$ (3,083)	$ (1,443)	$ (3,368)	$ (17,545)
Effective tax rate (as percentage)					13.60%	12.00%